[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

April 20, 2000

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   State Street Research Equity Trust
      Securities Act of 1933 Registration No. 33-4296
      Investment Company Act of 1940 File No. 811-4624
      CIK 0000790941

Ladies and Gentlemen:

On behalf of State Street Research Equity Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that a prospectus for State Street Research Alpha Fund, a series of the Registrant, is in use which is a Chinese language translation of the English language prospectus dated November 1, 1999. The prospectus was filed electronically on November 5, 1999 (EDGAR accession number 0000950146-99-001717).

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectus referenced above is a fair and accurate translation of the Chinese version now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
EQUITY TRUST


By:      /s/ Amy L. Simmons
         -------------------------
         Amy L. Simmons
         Assistant Secretary
cc:      John Hunt, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin, Procter & Hoar LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company